Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2020	2019
Exploration and evaluation assets at cost	1,736.1	1,848.1
Accumulated amortization	(1,649.7)	(1,602.6)
Net carrying amount	86.4	245.5

Reconciliation of movements during the year
Cost, beginning of year	1,848.1	2,325.0
Accumulated amortization, beginning of year	(1,602.6)	(1,852.4)
Net carrying amount, beginning of year	245.5	472.6

Net carrying amount, beginning of year	245.5	472.6
Acquisitions through business combinations, net	1.3	7.3
Additions	108.2	384.9
Dispositions	(0.2)	(101.9)
Transfers to property, plant and equipment	(198.0)	(380.6)
Amortization	(71.9)	(129.1)
Foreign exchange	1.5	(7.7)
Net carrying amount, end of year	86.4	245.5

($ millions)	2020	2019
Development and production assets	23,584.1	23,038.6
Corporate assets	120.7	117.2
Property, plant and equipment at cost	23,704.8	23,155.8
Accumulated depletion, depreciation and impairment	(19,332.8)	(15,314.2)
Net carrying amount	4,372.0	7,841.6

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,038.6	26,635.3
Accumulated depletion and impairment, beginning of year	(15,251.0)	(16,262.2)
Net carrying amount, beginning of year	7,787.6	10,373.1

Net carrying amount, beginning of year	7,787.6	10,373.1
Acquisitions through business combinations, net	0.2	8.7
Additions	504.2	1,075.7
Dispositions, net	(28.0)	(1,230.9)
Transfers from exploration and evaluation assets	198.0	380.6
Reclassified as assets held for sale	—	(195.0)
Depletion	(611.6)	(1,087.4)
Impairment	(3,557.8)	(1,466.4)
Foreign exchange	26.3	(70.8)
Net carrying amount, end of year	4,318.9	7,787.6

Cost, end of year	23,584.1	23,038.6
Accumulated depletion and impairment, end of year	(19,265.2)	(15,251.0)
Net carrying amount, end of year	4,318.9	7,787.6

Corporate assets
Cost, beginning of year	117.2	114.6
Accumulated depreciation, beginning of year	(63.2)	(57.5)
Net carrying amount, beginning of year	54.0	57.1

Net carrying amount, beginning of year	54.0	57.1
Additions	3.5	2.9
Depreciation	(4.4)	(5.9)
Foreign exchange	—	(0.1)
Net carrying amount, end of year	53.1	54.0

Cost, end of year	120.7	117.2
Accumulated depreciation, end of year	(67.6)	(63.2)
Net carrying amount, end of year	53.1	54.0